Description of Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual catch-up contributions limit amount	$ 7,500
EBP 002
EBP, Description of Plan [Line Items]
Employee benefit plan maximum annual compensation limitation amount	$ 350,000
Employee benefit plan maximum annual compensation limitation percentage	50.00%
Matching contribution percentage	75.00%
Percentage on employee eligible compensation	6.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 23,500
Employee benefit plan maximum annual catch-up contributions limit amount	11,250
Employee benefit plan participant maximum annual contribution amount	$ 81,250	$ 70,000
Employee benefit plan participant maximum annual contribution including catch up contributions amount		77,500
Employee benefit plan participant maximum annual compensation percentage	100.00%
Employee benefit plan, notes receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan note receivable from participant variable rate	1.00%
Employee benefit plan forfeited nonvested amount used to offset employer matching contributions	$ 967,000
Employee benefit plan, unused forfeited balances	$ 246,000	$ 137,000
Employee benefit plan contribution vesting description	Participants are immediately vested in their elective contributions plus any income or loss thereon.
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan percentage of participant account in stock fund	20.00%
Employee benefit plan note receivable from participant variable rate	9.50%	10.00%
Employee benefit plan immediate lump sum distributions transferred to individual retirement account	$ 7,000
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan note receivable from participant variable rate	4.25%	4.25%
Employee benefit plan mandatory lump sum distributions transferred to individual retirement account	$ 1,000